Consolidated Statements of Equity (JPY ¥) In Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2008	¥ 1,516,167	¥ 115,703	¥ 162,864	¥ 1,143,821	¥ 44,066	¥ (15,289)	¥ 1,451,165	¥ 65,002
Application of ASC 715 to opening balance (Note 11)	(966)			(522)	(418)		(940)	(26)
Comprehensive income:
Net income for the year	33,203			29,506			29,506	3,697
Change in foreign currency translation adjustments-net of taxes	(39,273)				(32,408)		(32,408)	(6,865)
Change in pension adjustments-net of taxes (Note 11)	(12,447)				(12,394)		(12,394)	(53)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	(53,258)				(53,178)		(53,178)	(80)
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	(454)				(341)		(341)	(113)
Total comprehensive income (loss) for the year	(72,229)						(68,815)	(3,414)
Cash dividends paid to Kyocera Corporation's shareholders	(22,755)			(22,755)			(22,755)
Cash dividends paid to noncontrolling interests	(1,517)							(1,517)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(38,219)					(38,219)	(38,219)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	3,046		106			2,940	3,046
Stock option plan of subsidiaries	253		181				181	72
Other	(692)							(692)
Ending Balance at Mar. 31, 2009	1,383,088	115,703	163,151	1,150,050	(54,673)	(50,568)	1,323,663	59,425
Comprehensive income:
Net income for the year	45,433			40,095			40,095	5,338
Change in foreign currency translation adjustments-net of taxes	(11,241)				(9,287)		(9,287)	(1,954)
Change in pension adjustments-net of taxes (Note 11)	906				1,003		1,003	(97)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	11,959				11,847		11,847	112
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	74				63		63	11
Total comprehensive income (loss) for the year	47,131						43,721	3,410
Cash dividends paid to Kyocera Corporation's shareholders	(22,023)			(22,023)			(22,023)
Cash dividends paid to noncontrolling interests	(1,639)							(1,639)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(59)					(59)	(59)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	4		1			3	4
Stock option plan of subsidiaries	186		132				132	54
Other	574		(240)		37		(203)	777
Ending Balance at Mar. 31, 2010	1,407,262	115,703	163,044	1,168,122	(51,010)	(50,624)	1,345,235	62,027
Comprehensive income:
Net income for the year	130,118			122,448			122,448	7,670
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Total comprehensive income (loss) for the year	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	¥ 1,483,359	¥ 115,703	¥ 162,336	¥ 1,268,548	¥ (75,633)	¥ (50,691)	¥ 1,420,263	¥ 63,096